ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 33.0%
ACC Trust, Class A, Series 2019-1, 3.75%, 05/20/22‡	$24,449	$24,531
ACC Trust, Class A, Series 2019-2, 2.82%, 02/21/23‡	227,753	229,301
ACC Trust, Class A, Series 2020-A, 6.00%, 03/20/23‡	119,113	122,786
Affirm Asset Securitization Trust, Class A, Series 2021-A, 0.88%, 08/15/25‡	455,000	455,569
American Credit Acceptance Receivables Trust, Class C, Series 2018-3, 3.75%, 10/15/24‡	43,961	44,035
American Credit Acceptance Receivables Trust, Class C, Series 2018-4, 3.97%, 01/13/25‡	151,871	152,877
American Credit Acceptance Receivables Trust, Class C, Series 2019-2, 3.17%, 06/12/25‡	205,000	207,741
American Credit Acceptance Receivables Trust, Class C, Series 2021-1, 0.83%, 03/15/27‡	455,000	453,771
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26‡	145,000	147,470
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	285,000	298,541
Amur Equipment Finance Receivables V LLC, Class A2, Series 2018-1A, 3.24%, 12/20/23‡	33,433	33,545
Amur Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	145,486	147,582
Amur Equipment Finance Receivables VIII LLC, Class B, Series 2020-1A, 2.50%, 03/20/26‡	212,227	217,396
Aqua Finance Trust, Class A, Series 2019-A, 3.14%, 07/16/40‡	351,633	360,998
Aqua Finance Trust, Class B, Series 2020-AA, 2.79%, 07/17/46‡	220,000	224,723
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40‡	470,000	497,383
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50‡	144,275	147,890
Arivo Acceptance Auto Loan Receivables Trust, Class A, Series 2021-1A, 1.19%, 01/15/27‡	421,877	423,663
Bankers Healthcare Group Securitization Trust, Class A, Series 2020-A, 2.56%, 09/17/31‡	110,210	110,536
BCC Funding Corp. XVI LLC, Class B, Series 2019-1A, 2.64%, 09/20/24‡	220,000	222,499
BCC Funding XVII LLC, Class B, Series 2020-1, 1.46%, 09/22/25‡	145,000	145,428
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	202,981	208,025
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	35,361	35,363
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	207,177	211,240
Carnow Auto Receivables Trust, Class A, Series 2019-1A, 2.72%, 11/15/22‡	35,707	35,845
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25‡	170,000	176,421
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27‡	210,000	216,148
CCG Receivables Trust, Class C, Series 2021-1, 0.84%, 06/14/27‡	270,000	268,681
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41‡	415,796	415,911
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45‡	385,400	385,102
Commonbond Student Loan Trust, Class A, Series 2020-1, 1.69%, 10/25/51‡	137,990	138,122

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Commonbond Student Loan Trust, Class A1, Series 2019-AGS, 2.54%, 01/25/47‡	$126,537	$129,897
Conn’s Receivables Funding LLC, Class B, Series 2019-B, 3.62%, 06/17/24‡	333,846	335,347
Consumer Loan Underlying Bond CLUB Credit Trust, Class A, Series 2019-P2, 2.47%, 10/15/26‡	33,662	33,807
Consumer Loan Underlying Bond Credit Trust, Class B, Series 2019-P1, 3.28%, 07/15/26‡	445,000	450,724
CPS Auto Receivables Trust, Class B, Series 2021-A, 0.61%, 02/18/25‡	455,000	455,176
CPS Auto Receivables Trust, Class C, Series 2020-A, 2.54%, 12/15/25‡	175,000	178,956
CPS Auto Receivables Trust, Class D, Series 2018-D, 4.34%, 09/16/24‡	210,000	217,689
Credit Acceptance Auto Loan Trust, Class A, Series 2019-1A, 3.33%, 02/15/28‡	248,204	251,552
Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 02/15/30‡	680,000	679,773
Crossroads Asset Trust, Class A2, Series 2021-A, 0.82%, 03/20/24‡	900,000	900,386
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27‡	119,929	120,295
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	200,249	205,619
Drive Auto Receivables Trust, Class C, Series 2019-3, 2.90%, 08/15/25	240,000	245,910
DT Auto Owner Trust, Class C, Series 2019-1A, 3.61%, 11/15/24‡	210,000	212,600
DT Auto Owner Trust, Class C, Series 2019-4A, 2.73%, 07/15/25‡	220,000	224,626
DT Auto Owner Trust, Class C, Series 2020-2A, 3.28%, 03/16/26‡	165,000	173,060
DT Auto Owner Trust, Class D, Series 2021-1A, 1.16%, 11/16/26‡	270,000	269,168
Earnest Student Loan Program LLC, Class A2, Series 2017-A, 2.65%, 01/25/41‡	169,571	170,796
Exeter Automobile Receivables Trust, Class C, Series 2018-3A, 3.71%, 06/15/23‡	65,256	65,657
Exeter Automobile Receivables Trust, Class C, Series 2019-4A, 2.44%, 09/16/24‡	220,000	223,682
Exeter Automobile Receivables Trust, Class C, Series 2021-1A, 0.74%, 01/15/26	900,000	898,797
Exeter Automobile Receivables Trust, Class D, Series 2017-3A, 5.28%, 10/15/24‡	230,000	239,147
Exeter Automobile Receivables Trust, Class D, Series 2018-4A, 4.35%, 09/16/24‡	175,000	181,965
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26‡	660,000	698,200
Fair Square Issuance Trust, Class A, Series 2020-AA, 2.90%, 09/20/24‡	395,000	399,555
FHF Trust, Class A, Series 2020-1A, 2.59%, 12/15/23‡	113,703	114,591
First Investors Auto Owner Trust, Class B, Series 2021-1A, 0.89%, 03/15/27‡	350,000	350,326
First Investors Auto Owner Trust, Class C, Series 2019-1A, 3.26%, 03/17/25‡	305,000	313,847
First Investors Auto Owner Trust, Class D, Series 2017-1A, 3.60%, 04/17/23‡	145,000	146,813
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26‡	430,000	443,255
Flagship Credit Auto Trust, Class C, Series 2020-3, 1.73%, 09/15/26‡	145,000	148,013

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Class C, Series 2020-4, 1.28%, 02/16/27‡	$145,000	$145,901
Flagship Credit Auto Trust, Class C, Series 2021-1, 0.91%, 03/15/27‡	455,000	452,386
Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	128,440	130,652
Foursight Capital Automobile Receivables Trust, Class E, Series 2019-1, 4.30%, 09/15/25‡	130,000	136,911
FREED ABS Trust, Class B, Series 2018-2, 4.61%, 10/20/25‡	214,901	216,847
FREED ABS Trust, Class B, Series 2019-2, 3.19%, 11/18/26‡	220,000	223,568
Genesis Private Label Amortizing Trust, Class B, Series 2020-1, 2.83%, 07/20/30‡	200,000	200,913
Genesis Sales Finance Master Trust, Class A, Series 2020-AA, 1.65%, 09/22/25‡	315,000	317,011
GLS Auto Receivables Issuer Trust, Class A, Series 2019-2A, 3.06%, 04/17/23‡	44,291	44,448
GLS Auto Receivables Issuer Trust, Class B, Series 2019-3A, 2.72%, 06/17/24‡	220,000	224,664
GLS Auto Receivables Issuer Trust, Class B, Series 2020-1A, 2.43%, 11/15/24‡	245,000	251,198
GLS Auto Receivables Issuer Trust, Class B, Series 2020-2A, 3.16%, 06/16/25‡	180,000	188,108
GLS Auto Receivables Issuer Trust, Class C, Series 2018-3A, 4.18%, 07/15/24‡	235,000	243,613
GLS Auto Receivables Issuer Trust, Class C, Series 2019-4A, 3.06%, 08/15/25‡	135,000	140,533
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26‡	110,000	114,360
GLS Auto Receivables Trust, Class B, Series 2018-3A, 3.78%, 08/15/23‡	361,291	365,688
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	47,082	47,677
Goldenttree Loan Management US CLO 1 Ltd., Class A, Series 2021-9A (Cayman Islands), 1.19%, (3-Month USD LIBOR + 1.07%), 01/20/33@‡	250,000	249,999
Hertz Vehicle Financing II LP, Class A, Series 2015-3A, 2.67%, 09/25/21‡	196,708	197,374
Hertz Vehicle Financing II LP, Class A, Series 2016-4A, 2.65%, 07/25/22‡	39,882	40,075
Hertz Vehicle Financing II LP, Class A, Series 2019-1A, 3.71%, 03/25/23‡	83,158	83,545
Hin Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39‡	259,663	269,779
Jersey Mike’s Funding, Class A2, Series 2019-1A, 4.43%, 02/15/50‡	175,000	185,892
Lendmark Funding Trust, Class A, Series 2019-1A, 3.00%, 12/20/27‡	200,000	205,594
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32‡	120,000	122,745
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34‡	355,000	360,645
Marlette Funding Trust, Class A, Series 2019-2A, 3.13%, 07/16/29‡	50,985	51,358
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29‡	71,583	72,141
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26‡	230,000	230,177
MVW LLC, Class A, Series 2020-1A, 1.74%, 10/20/37‡	147,066	149,757

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36‡	$129,353	$132,867
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	72,778	73,031
Navient Private Education Refi Loan Trust, Class A, Series 2021-A, 0.84%, 05/15/69‡	440,161	439,144
NMEF Funding LLC, Class A, Series 2019-A, 2.73%, 08/17/26‡	44,669	44,945
NMEF Funding LLC, Class B, Series 2019-A, 3.06%, 08/17/26‡	175,000	178,250
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33‡	280,000	280,108
Octane Receivables Trust, Class A, Series 2019-1A, 3.16%, 09/20/23‡	64,472	65,203
Octane Receivables Trust, Class A, Series 2020-1A, 1.71%, 02/20/25‡	137,772	139,049
OneMain Financial Issuance Trust, Class A, Series 2019-1A, 3.48%, 02/14/31‡	190,659	192,396
Oportun Funding Xiv LLC, Class A, Series 2021-A, 1.21%, 03/08/28‡	280,000	280,071
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	74,145	74,837
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	138,133	143,319
Oscar US Funding Xii LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28‡	190,000	189,486
Palmer Square Loan Funding Ltd., Class A1, Series 2021-1A (Cayman Islands), 1.05%, (3-Month USD LIBOR + 0.90%), 04/20/29@‡	250,000	249,999
Pawnee Equipment Receivables Series, Class A, Series 2020-1, 1.37%, 11/17/25‡	108,219	108,599
Prosper Marketplace Issuance Trust, Class A, Series 2019-3A, 3.19%, 07/15/25‡	3,210	3,213
Regional Management Issuance Trust, Class A, Series 2021-1, 1.68%, 03/17/31‡	455,000	454,080
Santander Consumer Auto Receivables Trust, Class C, Series 2021-AA, 1.03%, 11/16/26‡	455,000	451,907
Sierra Timeshare Receivables Funding LLC, Class B, Series 2020-2A, 2.32%, 07/20/37‡	108,784	110,858
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	445,000	456,767
Sofi Professional Loan Program LLC, Class A2B, Series 2017-C, 2.63%, 07/25/40‡	286,160	290,856
Tesla Auto Lease Trust, Class B, Series 2018-B, 4.12%, 10/20/21‡	310,000	312,563
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	79,313	79,464
United Auto Credit Securitization Trust, Class D, Series 2019-1, 3.47%, 08/12/24‡	205,000	207,340
Upstart Pass-Through Trust Series, Class A, Series 2021-ST2, 2.50%, 04/20/27‡	270,000	272,725
Upstart Securitization Trust, Class A, Series 2019-2, 2.90%, 09/20/29‡	41,456	41,658
Upstart Securitization Trust, Class A, Series 2019-3, 2.68%, 01/21/30‡	70,051	70,564
Upstart Securitization Trust, Class A, Series 2020-3, 1.70%, 11/20/30‡	120,505	121,493
Upstart Securitization Trust, Class A, Series 2021-1, 0.87%, 03/20/31‡	260,998	261,291
US Auto Funding LLC, Class B, Series 2019-1A, 3.99%, 12/15/22‡	262,774	265,350

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24‡	$280,000	$286,131
Venture 41 CLO Ltd., Class A1N, Series 2021-41A (Cayman Islands), 1.53%, (3-Month USD LIBOR + 1.33%), 01/20/34@‡	225,000	224,998
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	89,483	89,518
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	181,361	183,346
Westlake Automobile Receivables Trust, Class C, Series 2018-3A, 3.61%, 10/16/23‡	247,148	248,690
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25‡	145,000	146,381
Westlake Automobile Receivables Trust, Class D, Series 2018-2A, 4.00%, 01/16/24‡	215,000	217,796
Total Asset Backed Securities
(Cost $29,101,511)		29,290,204

MORTGAGE BACKED SECURITIES – 25.9%

Commercial Mortgage Backed Securities – 3.5%
BPR Trust, Class A, Series 2021-KEN, 1.37%, (1-Month USD LIBOR + 1.25%), 02/15/29@‡	95,000	95,108
BX Trust, Class B, Series 2018-GW, 1.13%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	700,636
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60‡	109,754	110,691
Commercial Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37‡	150,000	150,155
CSMC Trust, Class A1, Series 2020-NQM1, 1.21%, 05/25/65‡	335,842	337,595
Gct Commercial Mortgage Trust, Class A, Series 2021-GCT, 0.92%, (1-Month USD LIBOR + 0.80%), 02/15/38@‡	315,000	315,267
GS Mortgage Securities Corp. Trust, Class A, Series 2020-TWN3, 2.12%, (1-Month USD LIBOR + 2.00%), 11/15/37@‡	175,000	176,182
GS Mortgage Securities Trust, Class AS, Series 2020-GC45, 3.17%, 02/13/53@*	175,000	185,687
KKR Industrial Portfolio Trust 2021-Kdip, Class C, Series 2021-KDIP, 1.11%, (1-Month USD LIBOR + 1.00%), 12/15/37@‡	510,000	510,215
Provident Funding Mortgage Trust, Class A2, Series 2019-1, 3.00%, 12/25/49@‡*	65,850	66,653
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	69,067	69,525
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	1,248	1,247
Velocity Commercial Capital Loan Trust, Class AFX, Series 2020-1, 2.61%, 02/25/50@‡*	112,041	113,448
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	250,000	265,010
Total Commercial Mortgage Backed Securities		3,097,419

Residential Mortgage Backed Securities – 22.4%
Ajax Mortgage Loan Trust, Class A1, Series 2021-A, 1.07%, 09/25/65@‡*	439,065	435,754
American Homes 4 Rent Trust, Class A, Series 2014-SFR3, 3.68%, 12/17/36‡	150,669	161,912
Angel Oak Mortgage Trust, Class A1, Series 2019-3, 2.93%, 05/25/59@‡*	183,683	184,946
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-3, 3.65%, 09/25/48@‡*	30,754	31,079

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-2, 3.63%, 03/25/49@‡*	$61,814	$63,047
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50@‡*	100,373	100,639
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	197,243	202,400
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	146,490	149,844
Arroyo Mortgage Trust, Class A1B, Series 2020-1, 2.10%, 03/25/55‡	368,478	373,938
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	91,657	94,204
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	105,359	108,409
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	69,254	70,409
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	187,506	198,008
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	78,996	81,418
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	75,581	76,818
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	123,002	127,066
COLT Mortgage Loan Trust, Class A1, Series 2019-3, 2.76%, 08/25/49@‡*	645,637	649,349
COLT Mortgage Loan Trust, Class A1, Series 2020-1, 2.49%, 02/25/50@‡*	79,603	80,419
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65@‡*	663,899	662,746
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 2.93%, 04/25/43@‡*	55,484	56,623
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.76%, 04/25/44@‡*	193,119	197,292
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.72%, 09/25/34@*	42	42
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 2.70%, 01/25/34@*	60,865	61,736
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56@‡*	234,161	233,882
CSMC Trust, Class A1, Series 2021-NQM1, 0.81%, 05/25/65@‡*	826,178	823,143
CSMC Trust, Class A1, Series 2021-NQM2, 1.18%, 02/25/66@‡*	235,000	236,762
Deephaven Residential Mortgage Trust, Class A1, Series 2017-1A, 2.73%, 12/26/46@‡*	43,602	43,642
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	62,962	64,206
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65@‡*	106,721	108,450
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66@‡*	208,754	208,449
Firstkey Homes Trust, Class B, Series 2020-SFR2, 1.57%, 10/19/37‡	175,000	174,323
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	204,075	207,119
Galton Funding Mortgage Trust, Class A41, Series 2018-2, 4.50%, 10/25/58@‡*	27,673	28,000

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Galton Funding Mortgage Trust, Class A1, Series 2020-H1, 2.31%, 01/25/60@‡*	$190,217	$194,023
GCAT LLC, Class A1, Series 2019-NQM1, 2.99%, 02/25/59‡	328,678	330,171
GS Mortgage-Backed Securities Trust, Class A3, Series 2020-NQM1, 2.35%, 09/27/60@‡*	352,497	358,664
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	90,034	93,812
Homeward Opportunities Fund I Trust, Class A1, Series 2019-1, 3.45%, 01/25/59@‡*	274,615	277,750
Homeward Opportunities Fund I Trust, Class A1, Series 2019-3, 2.68%, 11/25/59@‡*	495,835	502,543
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.36%, 06/25/29@‡*	282,017	286,357
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	139,864	143,065
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 3.05%, 08/25/34@*	62,282	65,550
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.15%, 04/25/35@*	201,301	201,513
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 2.48%, 05/25/45@‡*	193,126	200,692
LHOME Mortgage Trust, Class A1, Series 2019-RTL1, 4.58%, 10/25/23‡	191,141	192,303
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	133,004	137,292
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	105,806	111,950
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58@‡*	632,754	658,277
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	56,384	56,939
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	81,656	86,782
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡*	153,360	163,840
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	339,849	363,483
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	237,339	253,374
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57@‡*	779,271	834,023
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	111,592	116,167
OBX Trust, Class 1A8, Series 2019-EXP3, 3.50%, 10/25/59@‡*	174,488	178,118
Progress Residential Trust, Class A, Series 2018-SFR3, 3.88%, 10/17/35‡	928,408	943,438
PRPM LLC, Class A1, Series 2020-1A, 2.98%, 02/25/25‡	132,402	132,829
PSMC Trust, Class A12, Series 2018-3, 4.00%, 08/25/48@‡*	291,832	293,628
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50@‡*	108,380	110,603
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 02/25/24@‡*	185,158	187,578
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	101,699	103,296
Spruce Hill Mortgage Loan Trust, Class A1, Series 2019-SH1, 3.40%, 04/29/49@‡*	136,176	138,342
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65@‡*	310,000	309,994

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Starwood Mortgage Residential Trust, Class A1, Series 2020-2, 2.72%, 04/25/60@‡*	$589,595	$600,562
Starwood Mortgage Residential Trust, Class A1, Series 2020-3, 1.49%, 04/25/65@‡*	769,163	778,307
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.17%, 02/25/34	283,232	286,009
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 2.52%, 11/25/33@*	120,343	117,297
Towd Point HE Trust, Class A1, Series 2019-HE1, 1.01%, (1-Month USD LIBOR + 0.90%), 04/25/48@‡	138,003	138,282
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63@‡*	220,027	221,160
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	255,360
Towd Point Mortgage Trust, Class A1, Series 2018-SJ1, 4.00%, 10/25/58@‡*	298,003	298,094
Towd Point Mortgage Trust, Class A2, Series 2020-MH1, 2.50%, 02/25/60@‡*	130,000	130,811
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34‡	98,468	99,182
VCAT LLC, Class A1, Series 2021-NPL1, 2.29%, 12/26/50‡	106,652	106,938
Verus Securitization Trust, Class A1, Series 2019-2, 3.21%, 05/25/59@‡*	266,581	267,531
Verus Securitization Trust, Class A1, Series 2019-INV2, 2.91%, 07/25/59@‡*	119,249	121,692
Verus Securitization Trust, Class A1, Series 2019-INV1, 3.40%, 12/25/59@‡*	559,561	566,819
Verus Securitization Trust, Class A1, Series 2020-1, 2.42%, 01/25/60‡	214,597	217,155
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63@‡*	766,720	767,132
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65‡	144,341	145,683
Verus Securitization Trust, Class A1, Series 2021-1, 0.82%, 01/25/66@‡*	169,331	168,861
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 3.07%, 06/25/33@*	65,164	67,712
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 2.99%, 07/25/34@*	76,070	75,281
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.03%, 07/25/34@*	26,669	26,453
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 3.27%, 10/25/34@*	115,493	114,733
Total Residential Mortgage Backed Securities		19,893,524
Total Mortgage Backed Securities
(Cost $22,934,731)		22,990,943

CORPORATE BONDS – 22.3%

Communication Services – 1.5%
Level 3 Financing, Inc., 4.63%, 09/15/27‡	100,000	103,097
Level 3 Financing, Inc., 4.25%, 07/01/28‡	140,000	141,723
Live Nation Entertainment, Inc., 4.75%, 10/15/27‡	85,000	85,771
Sprint Corp., 7.88%, 09/15/23	125,000	142,969
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	200,000	214,765

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Communication Services (continued)
T-Mobile USA, Inc., 2.05%, 02/15/28‡	$140,000	$137,682
TripAdvisor, Inc., 7.00%, 07/15/25‡	115,000	124,588
Univision Communications, Inc., 6.63%, 06/01/27‡	85,000	90,933
Verizon Communications, Inc., 1.45%, 03/20/26	154,000	154,103
Verizon Communications, Inc., 2.10%, 03/22/28	116,000	116,675
Total Communication Services		1,312,306

Consumer Discretionary – 1.5%
Dominion Energy, Inc., Series A, 1.45%, 04/15/26	230,000	229,249
Ford Motor Co., 9.00%, 04/22/25	150,000	181,860
General Motors Co., 6.13%, 10/01/25	200,000	235,323
General Motors Financial Co., Inc., 1.25%, 01/08/26	55,000	53,970
Hanesbrands, Inc., 5.38%, 05/15/25‡	195,000	206,578
MGM Growth Properties Operating Partnership LP / Mgp Finance Co.-Issuer, Inc., 4.63%, 06/15/25‡	75,000	79,178
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	310,000	343,519
Total Consumer Discretionary		1,329,677

Consumer Staples – 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26‡	195,000	194,497
Kraft Heinz Foods Co., 3.88%, 05/15/27	185,000	202,524
Vector Group Ltd., 5.75%, 02/01/29‡	30,000	30,994
Total Consumer Staples		428,015

Energy – 1.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24	245,000	274,571
Chesapeake Energy Corp., 5.50%, 02/01/26‡	180,000	187,699
Crownrock LP / Crownrock Finance, Inc., 5.63%, 10/15/25‡(a)	100,000	102,209
EQM Midstream Partners LP, 6.00%, 07/01/25‡	135,000	145,463
EQM Midstream Partners LP, 6.50%, 07/01/27‡	20,000	21,773
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22	205,000	212,944
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	85,000	89,144
Total Energy		1,033,803

Financials – 8.1%
Ares Capital Corp., 3.50%, 02/10/23	195,000	203,407
Athene Global Funding, 2.45%, 08/20/27‡	240,000	242,932
Bank of America Corp., 1.22%, (3-Month USD LIBOR + 1.00%), 04/24/23@	285,000	287,462
Bank of America Corp., 3.00%, (3-Month USD LIBOR + 0.79%), 12/20/23@	430,000	447,354
Bank of America Corp., 0.97%, (3-Month USD LIBOR + 0.77%), 02/05/26@(a)	253,000	254,331
Bank of New York Mellon Corp. (The), Series E, 3.61%, (3-Month USD LIBOR + 3.42%)#@	590,000	589,928
Capital One Financial Corp., 3.75%, 07/28/26	315,000	342,314
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%)#@	44,000	48,884
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T-Note + 3.08%)#@	220,000	216,238
Citadel LP, 4.88%, 01/15/27‡(a)	170,000	180,519
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 3.88%, 02/15/26‡	250,000	256,607
Goldman Sachs Group, Inc. (The), 1.79%, (3-Month USD LIBOR + 1.60%), 11/29/23@	270,000	277,987

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Goldman Sachs Group, Inc. (The), 1.97%, (3-Month USD LIBOR + 1.75%), 10/28/27@	$280,000	$293,195
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	230,000	241,463
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%)#@	562,000	569,222
JPMorgan Chase & Co., Series Z, 4.01%, (3-Month USD LIBOR + 3.80%)#@	430,000	430,909
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27‡	190,000	187,625
Lincoln National Corp., 2.26%, (3-Month USD LIBOR + 2.04%), 04/20/67@	285,000	235,132
Morgan Stanley, 1.62%, (3-Month USD LIBOR + 1.40%), 10/24/23@	700,000	712,966
Navient Corp., 5.88%, 10/25/24	190,000	199,996
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	139,000	149,015
Santander Holdings USA, Inc., 3.24%, 10/05/26	235,000	248,175
Spirit Realty LP, 4.45%, 09/15/26	96,429	107,045
Spirit Realty LP, 2.10%, 03/15/28	79,000	76,849
Wells Fargo & Co., 4.10%, 06/03/26	410,000	455,900
Total Financials		7,255,455

Health Care – 1.7%
HCA, Inc., 5.38%, 02/01/25	215,000	240,155
Mylan NV, 3.95%, 06/15/26	355,000	391,123
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	200,000	212,877
Perrigo Finance Unlimited Co., 4.38%, 03/15/26	200,000	217,092
Royalty Pharma PLC, 1.20%, 09/02/25‡	23,000	22,539
Royalty Pharma PLC, 1.75%, 09/02/27‡	218,000	211,766
Tenet Healthcare Corp., 7.50%, 04/01/25‡	10,000	10,811
Tenet Healthcare Corp., 4.88%, 01/01/26‡	190,000	197,714
Total Health Care		1,504,077

Industrials – 2.7%
Ashtead Capital, Inc. (United Kingdom), 4.38%, 08/15/27‡	445,000	465,025
Aviation Capital Group LLC, 3.88%, 05/01/23‡	241,000	251,686
Boeing Co. (The), 2.35%, 10/30/21(a)	60,000	60,267
Boeing Co. (The), 4.88%, 05/01/25	120,000	133,664
Boeing Co. (The), 5.04%, 05/01/27	112,000	127,723
CNH Industrial Capital LLC, 4.20%, 01/15/24	280,000	305,400
Dycom Industries, Inc., 4.50%, 04/15/29‡	65,000	65,263
General Electric Co., Series D, 3.51%, (3-Month USD LIBOR + 3.33%)#@	285,000	269,254
Howmet Aerospace, Inc., 6.88%, 05/01/25	180,000	208,800
Spirit AeroSystems, Inc., 5.50%, 01/15/25‡	195,000	206,456
Stanley Black & Decker, Inc., 4.00%, (US 5 Year CMT T-Note + 2.66%), 03/15/60@	315,000	333,868
Total Industrials		2,427,406

Information Technology – 1.8%
Broadcom, Inc., 3.15%, 11/15/25	240,000	255,858
Broadcom, Inc., 1.95%, 02/15/28‡(a)	61,000	59,624
Citrix Systems, Inc., 1.25%, 03/01/26	25,000	24,583
Flex Ltd., 3.75%, 02/01/26	191,000	205,035
HP, Inc., 3.00%, 06/17/27	155,000	163,944
Leidos, Inc., 3.63%, 05/15/25‡	106,000	115,142
Microchip Technology, Inc., 2.67%, 09/01/23‡	245,000	255,288
Oracle Corp., 2.30%, 03/25/28	230,000	232,701
Vontier Corp., 1.80%, 04/01/26‡	79,000	78,785
Vontier Corp., 2.40%, 04/01/28‡	92,000	90,619

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Information Technology (continued)
Xerox Holdings Corp., 5.00%, 08/15/25‡	$100,000	$104,000
Total Information Technology		1,585,579

Materials – 0.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/26‡	200,000	205,560
Chemours Co. (The), 5.75%, 11/15/28‡	90,000	94,931
Nutrition & Biosciences, Inc., 1.23%, 10/01/25‡	118,000	116,002
Nutrition & Biosciences, Inc., 1.83%, 10/15/27‡	128,000	125,196
Silgan Holdings, Inc., 1.40%, 04/01/26‡	166,000	162,680
Total Materials		704,369

Real Estate – 1.1%
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	195,000	219,098
iStar, Inc., 4.25%, 08/01/25	115,000	116,081
Office Properties Income Trust, 4.50%, 02/01/25	225,000	236,839
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23	66,000	71,078
Service Properties Trust, 4.65%, 03/15/24	325,000	325,609
Total Real Estate		968,705

Technology – 0.2%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	135,000	153,985

Utilities – 1.3%
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	41,000	40,198
DPL, Inc., 4.35%, 04/15/29	220,000	236,588
Exelon Corp., 3.50%, 06/01/22	212,000	218,693
FirstEnergy Transmission LLC, 2.87%, 09/15/28‡	119,000	120,541
NRG Energy, Inc., 3.75%, 06/15/24‡	175,000	187,902
Pacific Gas and Electric Co., 1.57%, (3-Month USD LIBOR + 1.38%), 11/15/21@	146,000	146,293
Terraform Power Operating LLC, 5.00%, 01/31/28‡	175,000	189,162
Total Utilities		1,139,377
Total Corporate Bonds
(Cost $19,607,687)		19,842,754

TERM LOANS – 10.3%

Aerospace – 0.6%
American Airlines Inc, 04/20/28(b)	185,000	189,770
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27@	105,000	111,735
TransDigm Inc, 2.36%, (1-Month USD LIBOR + 2.25%), 05/30/25@	89,773	88,072
TransDigm, Inc., 2.36%, (1-Month USD LIBOR + 2.25%), 08/22/24@	163,695	160,901
Total Aerospace		550,478

Chemicals – 0.8%
Element Solutions Inc, 01/31/26(b)	90,000	89,640
Ineos US Finance LLC, 2.11%, (1-Month USD LIBOR + 2.00%), 04/01/24@	240,751	238,425
INEOS US Petrochem LLC, 3.25%, (3-Month USD LIBOR + 2.75%), 01/29/26@	135,000	134,810
Nouryon USA LLC, 2.86%, (1-Month USD LIBOR + 2.75%), 10/01/25@	174,543	172,125
Trinseo Materials Operating SCA, 03/17/28(b)	80,000	79,300
Total Chemicals		714,300

Consumer Durables – 0.3%
Resideo Funding Inc, 2.75%, (3-Month USD LIBOR + 2.25%), 02/11/28@	90,000	89,888

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Consumer Durables (continued)
Weber-Stephen Products LLC, 4.00%, (1-Month USD LIBOR + 3.25%), 10/30/27@	$84,788	$84,883
Ziggo Financing Partnership, 07/02/25(b)	135,000	133,987
Total Consumer Durables		308,758

Financials – 0.8%
Asurion LLC, 12/23/26(b)	85,000	84,568
Avolon TLB Borrower 1 US LLC, 3.25%, (1-Month USD LIBOR + 2.50%), 12/01/27@	329,175	329,509
Citadel Securities LP, 2.61%, (1-Month USD LIBOR + 2.50%), 02/02/28@	105,000	104,037
Delos Finance S.a.r.l., 2.00%, (3-Month USD LIBOR + 1.75%), 10/06/23@	153,300	153,163
Total Financials		671,277

Food/Tobacco – 0.8%
Aramark Services Inc, 1.86%, (1-Month USD LIBOR + 1.75%), 03/11/25@	85,000	84,270
Aramark Servies, Inc., 1.86%, (1-Month USD LIBOR + 1.75%), 03/28/24@	202,310	201,994
Froneri US, Inc., 2.36%, (1-Month USD LIBOR + 2.25%), 01/29/27@	84,786	83,751
Hostess Brands LLC, 08/03/25(b)	135,000	134,513
JBS USA LUX SA, 05/01/26(b)	185,000	184,172
Total Food/Tobacco		688,700

Forest Prod/Containers – 0.2%
Mauser Packaging Solutions Holding Co, 3.44%, (3-Month USD LIBOR + 3.25%), 04/03/24@	89,767	87,983
Pactiv Evergreen Group Holdings Inc, 02/05/23(b)	90,000	89,726
Total Forest Prod/Containers		177,709

Gaming/Leisure – 1.2%
Aristocrat International Pty Ltd., 4.75%, (3-Month USD LIBOR + 3.75%), 10/19/24@	29,812	29,971
Aristocrat Leisure Limited, 10/19/24(b)	135,000	134,503
Boyd Gaming Corp., 2.33%, (1-Week USD LIBOR + 2.25%), 09/15/23@	174,274	174,138
CityCenter Holdings LLC, 04/18/24(b)	174,663	172,674
Hilton Worldwide Finance LLC, 1.86%, (1-Month USD LIBOR + 1.75%), 06/22/26@	175,000	173,651
Playtika Holding Corp, 03/13/28(b)	110,000	109,519
Scientific Games International, Inc., 2.86%, (1-Month USD LIBOR + 2.75%), 08/14/24@	89,769	88,218
Seminole Tribe of Florida, 1.86%, (1-Month USD LIBOR + 1.75%), 07/08/24@	169,904	169,904
Station Casinos LLC, 2.50%, (1-Month USD LIBOR + 2.25%), 02/08/27@	49,499	48,792
Total Gaming/Leisure		1,101,370

Health Care – 1.0%
Catalent Pharma Solutions Inc, 2.50%, (1-Month USD LIBOR + 2.00%), 02/22/28@	24,360	24,431
Elanco Animal Health, Inc., 1.87%, (1-Month USD LIBOR + 1.75%), 08/01/27@	74,213	73,351
Horizon Therapeutics USA Inc, 03/15/28(b)	180,000	179,730
IQVIA Holdings, Inc., 1.95%, (3-Month USD LIBOR + 1.75%), 06/11/25@	129,667	129,181
PPD Inc, 01/13/28(b)	135,000	134,530
Select Medical Corp., 03/06/25(b)	90,000	89,665

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Health Care (continued)
Valeant Pharmaceuticals International, Inc., 3.11%, (1-Month USD LIBOR + 3.00%), 06/02/25@	$238,535	$238,060
Total Health Care		868,948

Housing – 0.3%
SiteOne Landscape Supply Holding LLC, 2.50%, (3-Month USD LIBOR + 2.00%), 03/23/28@	125,000	125,000
Summit Materials LLC, 11/21/24(b)	164,640	164,435
Total Housing		289,435

Information Technology – 0.8%
Dell International LLC, 2.00%, (1-Month USD LIBOR + 1.75%), 09/19/25@	275,000	275,074
Go Daddy Operating Co LLC, 02/15/24(b)	185,000	183,786
SS&C Technologies, Inc., 1.86%, (1-Month USD LIBOR + 1.75%), 04/16/25@	144,141	142,910
Vertiv Group Corp, 2.87%, (1-Month USD LIBOR + 2.75%), 03/02/27@	84,788	84,240
Total Information Technology		686,010

Manufacturing – 0.4%
Gardner Denver, Inc., 2.86%, (1-Month USD LIBOR + 2.75%), 03/01/27@	4,963	4,959
Gates Global LLC 3.500%, 03/31/27(b)	135,000	134,813
Ingersoll-Rand Services Co., 1.86%, (1-Month USD LIBOR + 1.75%), 03/01/27@	59,400	58,732
NCR Corp., 2.72%, (3-Month USD LIBOR + 2.50%), 08/28/26@	158,118	156,734
Total Manufacturing		355,238

Media/Telecom - Broadcasting – 0.2%
Nexstar Media Group, Inc., 09/18/26(b)	135,588	134,784

Media/Telecom - Cable/Wireless Video – 0.7%
Charter Communications Operating LLC, 1.86%, (1-Month USD LIBOR + 1.75%), 02/01/27@	174,557	173,935
CSC Holdings LLC, 2.36%, (1-Month USD LIBOR + 2.25%), 01/15/26@	84,784	83,751
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 2.36%, (1-Month USD LIBOR + 2.25%), 07/17/25@	183,087	180,992
Virgin Media Bristol LLC, 2.61%, (1-Month USD LIBOR + 2.50%), 01/31/28@	145,000	143,904
Total Media/Telecom - Cable/Wireless Video		582,582

Media/Telecom - Diversified Media – 0.2%
Clear Channel, 3.71%, (3-Month USD LIBOR + 3.50%), 08/21/26@	108,350	104,392
Newco Financing Partnership, 3.61%, (1-Month USD LIBOR + 3.50%), 01/31/29@	50,000	49,929
Newco Financing Partnership, 3.61%, (1-Month USD LIBOR + 3.50%), 01/31/29@	50,000	49,929
Total Media/Telecom - Diversified Media		204,250

Media/Telecom - Telecommunications – 0.3%
CenturyLink, Inc., 2.36%, (1-Month USD LIBOR + 2.25%), 03/15/27@	148,948	147,619
Zayo Group Holdings Inc, 3.11%, (1-Month USD LIBOR + 3.00%), 03/09/27@	105,000	104,294
Total Media/Telecom - Telecommunications		251,913

Media/Telecom - Wireless Communications – 0.1%
SBA Senior Finance II LLC, 1.86%, (1-Month USD LIBOR + 1.75%), 04/11/25@	129,667	128,367

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Retail – 0.1%
PetSmart Inc, 4.50%, (3-Month USD LIBOR + 3.75%), 02/11/28@	$100,000	$99,985

Service – 0.6%
AlixPartners LLP, 3.25%, (1-Month USD LIBOR + 2.75%), 02/04/28@	30,000	29,925
Dun & Bradstreet Corp/The, 02/06/26(b)	135,000	134,452
Trans Union LLC, 1.86%, (1-Month USD LIBOR + 1.75%), 11/16/26@	124,936	124,216
WEX Inc, 05/15/26(b)	140,000	139,637
WEX Inc, 03/31/28(b)	65,000	64,878
Total Service		493,108

Transportation - Automotive – 0.1%
Tenneco Inc, 3.11%, (1-Month USD LIBOR + 3.00%), 10/01/25@	89,770	87,694

Transportation - Land Transportation – 0.1%
Genesse & Wyoming Inc., 12/30/26(b)	135,000	134,726

Utility – 0.7%
Astoria Energy LLC, 4.50%, (3-Month USD LIBOR + 3.50%), 12/10/27@	119,348	119,625
Calpine Corp., 2.61%, (1-Month USD LIBOR + 2.50%), 12/16/27@	183,016	182,126
Vistra Operations Co LLC, 1.86%, (1-Month USD LIBOR + 1.75%), 12/31/25@	363,989	361,909
Total Utility		663,660
Total Term Loans
(Cost $9,226,213)		9,193,292

FOREIGN BONDS – 4.5%

Communication Services – 0.2%
Altice France SA (France), 7.38%, 05/01/26‡	200,000	208,250

Consumer Staples – 0.4%
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/28	330,000	324,968

Energy – 0.5%
Aker BP ASA (Norway), 2.88%, 01/15/26‡	150,000	155,013
BP Capital Markets PLC (United Kingdom), 4.88%, (US 5 Year CMT T-Note + 4.40%)#@	205,000	220,119
Petroleos Mexicanos (Mexico), 6.50%, 03/13/27	100,000	104,663
Total Energy		479,795

Financials – 0.5%
Banco Santander (Chile), 2.70%, 01/10/25‡	150,000	157,038
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/22	250,000	258,437
Total Financials		415,475

Industrials – 0.5%
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	268,063	267,207
GFL Environmental, Inc. (Canada), 3.75%, 08/01/25‡	145,000	147,447
Total Industrials		414,654

Information Technology – 0.3%
Open Text Corp. (Canada), 3.88%, 02/15/28‡	120,000	120,807
SK Hynix, Inc. (South Korea), 1.50%, 01/19/26‡	200,000	196,962
Total Information Technology		317,769

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)

Materials – 0.7%
Glencore Funding LLC (Australia), 1.63%, 09/01/25‡	$245,000	$244,970
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	330,000	344,644
Total Materials		589,614

Oil & Gas – 0.2%
Petroleos Mexicanos (Mexico), 4.63%, 09/21/23	180,000	185,862

Sovereign Government – 1.2%
Indonesia Government International Bond (Indonesia), 5.88%, 01/15/24‡	200,000	226,688
Oman Government International Bond (Oman), 4.88%, 02/01/25‡	200,000	208,924
Qatar Government International Bond (Qatar), 3.40%, 04/16/25‡	200,000	217,625
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	221,074
Turkey Government International Bond (Turkey), 7.38%, 02/05/25	185,000	191,449
Total Sovereign Government		1,065,760
Total Foreign Bonds
(Cost $3,956,601)		4,002,147

U.S. TREASURY NOTES – 2.0%
U.S. Treasury Note, 0.13%, 12/31/22	450,000	449,850
U.S. Treasury Note, 0.38%, 12/31/25	1,390,000	1,357,042
Total U.S. Treasury Notes
(Cost $1,832,360)		1,806,892

EXCHANGE TRADED FUND – 0.5%

Debt Fund – 0.5%
iShares iBoxx High Yield Corporate Bond ETF(a)
(Cost $447,887)	5,181	451,680

MONEY MARKET FUND – 4.3%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.03%(c) (Cost $3,848,136)	3,848,136	3,848,136

REPURCHASE AGREEMENTS – 1.1%(d)
BofA Securities, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $250,000, (collateralized by various U.S. Government Agency Obligations, 1.00%-5.50%, 06/01/24-01/01/59, totaling $254,385)	$250,000	250,000
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $250,000, (collateralized by various U.S. Government Agency Obligations, 1.13%-4.00%, 05/15/23-09/15/57, totaling $254,487)	250,000	250,000
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.01%, total to be received $250,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/04/21-04/01/51, totaling $254,295)	250,000	250,000

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

Nomura Securities International, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $202,368, (collateralized by various U.S. Government Agency Obligations, 2.00%-4.00%, 11/01/35-02/15/61, totaling $205,867)	$202,368	$202,368

Total Repurchase Agreements
(Cost $952,368)		952,368

Total Investments – 103.9%
(Cost $91,907,494)		92,378,416
Liabilities in Excess of Other Assets – (3.9%)		(3,495,665)
Net Assets – 100.0%		$88,882,751

ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,092,900; the aggregate market value of the collateral held by the fund is $1,114,645. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $162,277.
(b)	This loan will settle after March 31, 2021 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of March 31, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$29,290,204	$–	$29,290,204
Mortgage Backed Securities	–	22,990,943	–	22,990,943
Corporate Bonds	–	19,842,754	–	19,842,754
Term Loans	–	9,193,292	–	9,193,292
Foreign Bonds	–	4,002,147	–	4,002,147
U.S. Treasury Notes	–	1,806,892	–	1,806,892
Exchange Traded Fund	451,680	–	–	451,680
Money Market Fund	3,848,136	–	–	3,848,136
Repurchase Agreements	–	952,368	–	952,368
Total	$4,299,816	$88,078,600	$–	$92,378,416

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace	0.6%
Asset Backed Securities	33.0
Chemicals	0.8
Commercial Mortgage Backed Securities	3.5
Communication Services	1.7
Consumer Discretionary	1.5
Consumer Durables	0.3
Consumer Staples	0.9
Debt Fund	0.5
Energy	1.6
Financials	9.4
Food/Tobacco	0.8
Forest Prod/Containers	0.2
Gaming/Leisure	1.2
Health Care	2.7
Housing	0.3
Industrials	3.2
Information Technology	2.9
Manufacturing	0.4
Materials	1.5
Media/Telecom - Broadcasting	0.2
Media/Telecom - Cable/Wireless Video	0.7
Media/Telecom - Diversified Media	0.2
Media/Telecom - Telecommunications	0.3

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Media/Telecom - Wireless Communications	0.1%
Oil & Gas	0.2
Real Estate	1.1
Residential Mortgage Backed Securities	22.4
Retail	0.1
Service	0.6
Sovereign Government	1.2
Technology	0.2
Transportation - Automotive	0.1
Transportation - Land Transportation	0.1
U.S. Treasury Notes	2.0
Utilities	1.3
Utility	0.7
Money Market	4.3
Repurchase Agreements	1.1
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%